UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report.

Name:    ACF Industries, LLC
         (as sponsor of the ACF Pension Plans)
Address: 620 N. Second Street
         St. Charles, Missouri  63301

Form 13F File Number:  28-6948

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Mitchell
Title:   Senior Vice President-Finance
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Robert J. Mitchell     New York, New York                 11/11/03
[Signature]                  [City, State]                     [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0

Form 13F Information Table Entry Total:                     36

Form 13F Information Table Value Total:              $  61,684
                                                      (thousands)


List of Other Included Managers:  None


                                                    FORM 13F INFORMATION TABLE
                                              AS OF SEPTEMBER 30, 2003 (SEC USE ONLY)
 NAME OF REPORTING MANAGER: ACF Industries, Incorporated (as sponsor of the ACF Pension Plans)

Item 1:           Item 2:    Item 3:     Item 4:    Item 5:         Item
NAME OF ISSUER    TITLE OF   CUSIP       FAIR       SHARES          6:
                  CLASS      NUMBER      MARKET     OF              INVESTMENT                          Item 8:
                                         VALUE      PRINCIPAL       DISCRETION                          VOTING
                                         (000)      AMOUNT          (b)             Item 7:             AUTHORITY
                                                                    Shared          OTHER               (SHARES)
                                                                    Defined         MANAGERS
                                                                             (c)
                                                              (a)           Shared             (a)      (b)         (c)
                                                              Sole           Other             Sole     Shared      None


Agere Sys Inc.    Com        00845V209   99         34,295    X                                34,295

Arrow Electrs     Com        042735100   920        50,000    X                                50,000
Inc.

AT&T Corp         New        001957505   647        30,000    X                                30,000
                  Com

AT&T Wireless
Svcs Inc.         Com        00209A106   395        48,270    X                                48,270

Avaya Inc.        Com        053499109   118        10,802    X                                10,802

Avnet Inc.        Com        053807103   826        50,000    X                                50,000

BCE Inc.          Com        05534B109   437        20,000    X                                20,000

BG PLC            ADR        055434203   270        12,548    X                                12,548
Final
Inst. N

Burlington        Com        122014103   723        15,000    X                                15,000
Res. Inc.

Burlington        Com        12189T104   856        29,658    X                                29,658
Nthn San

Coca Cola         Com        191219104   1,715      90,000    X                                90,000
Enterprises
Inc.

Comcast Corp.     New
                  CLA
                  Com        20030N101   1,496      48,525    X                                48,525

Cox               CLA        224044107   964        30,480    X                                30,480
Communications    Com
Inc.

CP Holdrs         Dep        12616K106   2,587      50,000    X                                50,000
                  Rept CP

Delphi            Com        247126105   158        17,473    X                                17,473
Corp.

Emerging Markts   Com        290890102   79         12,144    X                                12,144
Telecomms.
FD Inc.

General           Com        369604103   4,472      150,000   X                                150,000
Electric Co.

General Mtrs
Corp              CL H       370442832   227        15,840    X                                15,840
Com

General Mtrs.     Com        370442105   820        20,042    X                                20,042
Corp.

Int'l Business    Com        459200101   7,066      80,000    X                                80,000
Machines

JP Morgan
Chase & Co        Com        46625H100   3,176      92,500    X                                92,500

Kerr McGee        Com        492386107   1,339      30,000    X                                30,000
Corp.

Lockheed          Com        539830109   2,271      49,218    X                                49,218
Martin Corp.

Lowes Cos.        Com        548661107   16,608     320,000   X                                320,000
Inc.

Lucent            Com        549463107   280        129,632   X                                129,632
Technologies
Inc.

Magna             CLA        559222401   722        10,000    X                                10,000
International     Com
Inc.

Martin            Com        573284106   927        25,445    X                                25,445
Marietta
Materials Inc.

Murphy Oil        Com        626717102   1,454      24,750    X                                24,750
Corp.

Nortel Networks
Corp              Com        656568102   129        31,407    X                                31,407

Occidental        Com        674599105   705        20,000    X                                20,000
Pete Corp.

Pactiv
Corporation       Com        695257105   203        10,000    X                                10,000

Pfizer Inc.       Com        717081103   5,468      180,000   X                                180,000

Philips           Spons      500472303   818        35,696    X                                35,696
Electrs NV        ADR

Unisys Corp.      Com        909214108   947        70,000    X                                70,000

United State Stl  Com        912909108   216        11,731    X                                11,731
Corp.

United            Com        913017109   1,546      20,000    X                                20,000
Technologies
Corp.
                  TOTAL                  61,684
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